Change in Functional and Presentation Currency (Details)	9 Months Ended
Sep. 30, 2022
Change In Functional And Presentation Currency Abstract
Functional and presentation currency description	All assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 using the period-end noon exchange rates of 0.782 CAD/USD. As a practical measure, the comparative shareholders’ equity (deficit) balances were translated at the February 1, 2021 exchange rate of 1.2824 CAD/USD. All resulting exchange differences have been recognized in the foreign currency translation reserve.